Marketable Securities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Investment in Adapti	$ 968,812	$ 968,812
Unrealized loss	(732,277)	(720,899)
Marketable Securities, net	$ 236,535	$ 247,913	$ 661,101